Note 13 - Stockholders' Equity (Deficit) (Details Textual)																1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 28, 2018 USD ($) $ / shares shares	Sep. 07, 2018 USD ($) $ / shares shares	Sep. 06, 2018 $ / shares shares	Aug. 02, 2018 USD ($) $ / shares shares	May 02, 2018 shares	Mar. 01, 2018 USD ($) $ / shares shares	Feb. 23, 2018 $ / shares shares	Feb. 21, 2018 USD ($) $ / shares shares	Feb. 15, 2018 USD ($) $ / shares shares	Feb. 07, 2018 USD ($) $ / shares shares	Jan. 31, 2018 USD ($) $ / shares shares	Jan. 30, 2018 USD ($) $ / shares shares	Jan. 22, 2018 shares	Jan. 18, 2018 USD ($) $ / shares shares	May 11, 2017 $ / shares shares	Feb. 15, 2018 $ / shares shares	Jan. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Feb. 28, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2018 shares	Mar. 26, 2018 USD ($) $ / shares shares	Feb. 20, 2018	Jan. 23, 2018 shares	Dec. 31, 2016 $ / shares	Mar. 26, 2016	Dec. 31, 2015 shares
Common Stock, Shares Authorized													150,000,000									25,000,000		25,000,000	25,000,000				250,000,000
Common Stock, Par or Stated Value Per Share | $ / shares																						$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized																								1,532,500
Preferred Stock, Par or Stated Value Per Share | $ / shares																						$ 0.001		$ 0.001	$ 0.001
Stock Issued During Period, Shares, New Issues																			3,125
Stock Issued During Period, Value, New Issues | $																			$ 150,000		$ 3,000,000			$ 3,000,000	$ 350,000
Shares Issued, Price Per Share | $ / shares																			$ 48
Class of Warrant or Right, Granted in Period																			2					198,125	21,875
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																						$ 22.40		$ 22.40	$ 38.40					$ 48
Proceeds from Warrant Exercises | $																							$ 120,000	$ 120,000
Stock Issued During Period, Shares, Conversion of Convertible Securities													37,500
Preferred Stock, Shares Outstanding, Ending Balance																								0
Stock Repurchased and Retired During Period, Value | $																				$ 366,707				$ 366,707
Repurchase of Shares in Conjunction with License Agreement, Value | $																								$ 144,639
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																						67,188			28,125
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares																						$ 9.60			$ 17.60
Share Price | $ / shares																						$ 9.60		$ 4.80
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares
Stock Issued During Period, Value, Warrants Exercised | $																					120,000			$ 120,000
Proceeds from Issuance of Warrants | $																							100	$ 100
Revolution Blockchain, LLC [Member]
Equity Method Investment, Ownership Percentage																											4.00%				4.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																								68,750
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																								$ 0.41
The 2015 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													37,500																112,500			37,500
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																									0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																									304.61%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																									2.39%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																									10 years
The 2015 Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member] | Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expense | $																						106,250	126,650	$ 162,067	$ 173,552
The 2015 Equity Incentive Plan [Member] | Executive Officers, Directors, and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															28,125
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares															$ 17.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Number of Vesting Installments															12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Number of Shares Vesting per Period															2,344
The 2015 Equity Incentive Plan [Member] | Certain Officers and Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								67,188
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding | $								$ 4,515,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								3 years
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture, Total | $								$ 4,515,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares								$ 67.20
The 2015 Equity Incentive Plan [Member] | Vice President of Finance and Accounting [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expense | $																						$ 1,106,875	910,243	1,279,201
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				1,563
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Total Value | $				$ 17,500
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture, Total | $				$ 17,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares				$ 11.20
TapGames [Member] | Games Revenue Share and Stock Repurchase Agreement [Member]
Repurchase of Shares in Conjunction with License Agreement, Shares	47,790
Repurchase of Shares in Conjunction with License Agreement, Price Per Share | $ / shares	$ 3.03
Repurchase of Shares in Conjunction with License Agreement, Value | $	$ 144,639
Private Placement [Member]
Stock Issued During Period, Shares, New Issues									29,036	53,516		73,698				156,250
Stock Issued During Period, Value, New Issues | $									$ 557,500	$ 1,027,500		$ 1,415,000
Shares Issued, Price Per Share | $ / shares									$ 19.20	$ 19.20		$ 19.20				$ 19.20
Warrants and Rights Outstanding, Term									5 years							5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									156,250							156,250
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 23.04							$ 23.04
Proceeds from Issuance of Private Placement | $									$ 498,303	$ 920,680		$ 1,162,804
Private Placement, Agent Fees									10.00%	10.00%		10.00%
Conversion from Series A-1 Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Converted													1,500
Conversion of Stock, Shares Issued													37,500
Conversion Series B Stock to Common Stock [Member]
Conversion of Stock, Shares Converted					500
Conversion of Stock, Shares Issued					26,042
Stock Purchase Program With Investor [Member]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased																		12,500
Stock Repurchase Program, Authorized Amount | $																		$ 200,000
Warrant 1 [Member]
Warrants and Rights Outstanding, Term																			3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			3,125
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 19.20					$ 48
Warrant 2 [Member]
Warrants and Rights Outstanding, Term																			3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 57.60
Warrants 1 and 2 [Member]
Proceeds from Warrant Exercises | $														$ 120,000
Stock Issued During Period, Share, Warrants Exercised														6,250
Investor Warrants [Member]
Warrants and Rights Outstanding, Term																		3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		15,625
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																		$ 32
Investor Warrants [Member] | Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									29,036	53,516						29,036
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 23.04	$ 23.04						$ 23.04
Common Stock Purchase Warrants [Member]
Warrants and Rights Outstanding, Term																		3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		15,625
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																		$ 32
Common Stock Purchase Warrants [Member] | Private Placement [Member]
Warrants and Rights Outstanding, Term												5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												73,698
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 23.04
Warrants Cancelled in Debt Refinancing [Member]
Class of Warrant or Right, Warrants Cancelled in Period																		68,293
February 2017 Stock Purchase Agreement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											6,250						6,250
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 19.20						$ 19.20
Stock Issued During Period, Value, Warrants Exercised | $											$ 120,000						$ 120,000
Placement Agent Warrants [Member]
Warrants and Rights Outstanding, Term									5 years							5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									31,250							31,250
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 24							$ 24
Westpark Capital, Inc. Warrant [Member]
Warrants and Rights Outstanding, Term						3 years																						180 days
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						8,750
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.60
Share-based Payment Arrangement, Expense | $																							416,006	416,006
Proceeds from Issuance of Warrants | $						$ 100															$ 100			100
Warrants and Rights Outstanding | $																				$ 416,106			$ 416,106	$ 416,106
Warrants Issued With the Purchase of Revolution Blockchain [Member]
Warrants and Rights Outstanding, Term																											3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																											1,875
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																											$ 40
Warrants, Fair Value Disclosure | $																											$ 35,385
Warrants Issued With the Purchase of Revolution Blockchain [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input																											0
Warrants Issued With the Purchase of Revolution Blockchain [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input																											2.0965
Warrants Issued With the Purchase of Revolution Blockchain [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input																											0.019
Warrants Issued With the Purchase of Revolution Blockchain [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Term																											3 years
Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized																								840
Preferred Stock, Par or Stated Value Per Share | $ / shares																						$ 0.001		$ 0.001	$ 0.001
Convertible Securities, Shares Exchanged							420											68,293
Preferred Stock, Shares Outstanding, Ending Balance																						0		0	420
Series A-1 Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized																								1,500
Preferred Stock, Par or Stated Value Per Share | $ / shares																						$ 0.001		$ 0.001	$ 0.001
Stock Issued During Period, Shares, Conversion of Convertible Securities																		1,500
Preferred Stock, Shares Outstanding, Ending Balance													1,500									0		0	1,500
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized																								1,854
Stock Issued During Period, Shares, Conversion of Convertible Securities							1,854
Preferred Stock, Shares Outstanding, Ending Balance					1,854																					1,854
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares							$ 1,000															$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding, Ending Balance		0																				0		0	0
Stock Repurchased and Retired During Period, Shares		1,354
Stock Repurchased and Retired During Period, Share Price | $ / shares		$ 270.83
Stock Repurchased and Retired During Period, Value | $		$ 366,707
Convertible Preferred Stock Terms of Conversion, Shares Issuable		70,521	70,521
Convertible Preferred Stock, Conversion Price Per Share | $ / shares		$ 5.20	$ 5.20